United States Securities & Exchange Commission
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter End 12/31/00

Check here if amendment:  x	Amendment #2

This amendment is a restatement.

Institutional Investment Manager Filing This Report:

Santa Barbara Asset Management
402 East Carrillo Street, Suite C
Santa Barbara, CA 93101

13F File Number:  028-05621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf reporting manager:

Name:		Linda Schuman
Title:		Portfolio Adminstration
Phne:		805-965-4600

Signature, Place, and date of signing:

Linda Schuman, Santa Barbara, CA, February 6, 2001

Report Type:	13F Holdings Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:	0

Form 13F Information Table Entry Total:	77

Form 13F Information Table Value Total:		$179,127


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     6118 84745.000SH       SOLE                84745.000
Abbott Labs                    COM              002824100      361 7460.000 SH       SOLE                 7460.000
Am Power Conversion            COM              029066107     2062 166595.000SH      SOLE               166595.000
American Int'l Group           COM              026874107     5280 53565.750SH       SOLE                53565.750
Amgen                          COM              031162100      648 10138.000SH       SOLE                10138.000
Apollo Group 'A'               COM              037604105     1622 32980.000SH       SOLE                32980.000
Automatic Data Proc.           COM              053015103     3831 60515.000SH       SOLE                60515.000
BMC Software                   COM              055921100      168 12000.000SH       SOLE                12000.000
Bed Bath, Beyond               COM              075896100     5059 226100.000SH      SOLE               226100.000
Bershire Hathaway              COM              084670108      213    3.000 SH       SOLE                    3.000
Black Box                      COM              091826107      754 15605.000SH       SOLE                15605.000
Bristol-Myers                  COM              110122108      835 11296.000SH       SOLE                11296.000
British Petroleum Amoco        COM              055622104      230 4812.000 SH       SOLE                 4812.000
CTS Corp.                      COM              126501105      498 13665.000SH       SOLE                13665.000
Cardinal Health                COM              14149Y108     5029 50475.000SH       SOLE                50475.000
Catalina Marketing             COM              148867104     2315 59460.000SH       SOLE                59460.000
Chevron Corp.                  COM              166751107      202 2388.000 SH       SOLE                 2388.000
Cintas Corp.                   COM              172908105     4893 91991.500SH       SOLE                91991.500
Cisco Systems                  COM              17275R102     3178 83084.000SH       SOLE                83084.000
CitiGroup                      COM              172967101      246 4826.036 SH       SOLE                 4826.036
Coca-Cola                      COM              191216100      399 6543.000 SH       SOLE                 6543.000
Concord EFS, Inc.              COM              206197105     6393 145496.000SH      SOLE               145496.000
Dollar General                 COM              256669102     4319 228817.000SH      SOLE               228817.000
E M C Corp.                    COM              268648102      971 14598.000SH       SOLE                14598.000
Earthshell                     COM              27032B100       51 40000.000SH       SOLE                40000.000
Elan Corp.                     COM              284131208     4096 87500.000SH       SOLE                87500.000
Estee Lauder Co.               COM              518439104     2765 63115.000SH       SOLE                63115.000
Expeditor Int'l.               COM              302130109     5762 107325.000SH      SOLE               107325.000
Exxon Mobil                    COM              30231G102      345 3968.000 SH       SOLE                 3968.000
Fastenal                       COM              311900104     4233 77130.000SH       SOLE                77130.000
Fifth 3rd Bank                 COM              316773100      325 5435.000 SH       SOLE                 5435.000
Firstar Corp.                  COM              33763V109     1748 75185.000SH       SOLE                75185.000
General Electric               COM              369604103     1328 27696.000SH       SOLE                27696.000
Geophysical Systems            COM                               0 24000.000SH       SOLE                24000.000
Health Mgmt Asso A             COM              421933102     4646 223910.000SH      SOLE               223910.000
Home Depot                     COM              437076102     4137 90547.000SH       SOLE                90547.000
Int'l Bus Machine              COM              459200101      250 2943.000 SH       SOLE                 2943.000
Intel                          COM              458140100      542 18029.204SH       SOLE                18029.204
Johnson & Johnson              COM              478160104     3798 36149.000SH       SOLE                36149.000
Jones Apparel Group            COM              480074103      365 11350.000SH       SOLE                11350.000
Lexmark Int'l. Group           COM              529771107     2110 47625.000SH       SOLE                47625.000
Linear Tech.                   COM              535678106     4276 92445.000SH       SOLE                92445.000
Lucent Technologies            COM              549463107      481 35617.000SH       SOLE                35617.000
M B N A                        COM              55262L100     5588 151282.000SH      SOLE               151282.000
Medtronic, Inc.                COM              585055106     5019 83134.000SH       SOLE                83134.000
Merck & Co                     COM              589331107     1014 10829.000SH       SOLE                10829.000
Microsoft                      COM              594918104      565 13036.000SH       SOLE                13036.000
Newell Rubbermaid              COM              651229106      433 19050.000SH       SOLE                19050.000
Nokia Corp.                    COM              654902204      205 4708.000 SH       SOLE                 4708.000
Omnicom                        COM              681919106     2658 32075.000SH       SOLE                32075.000
Oracle Systems                 COM              68389X105      303 10430.000SH       SOLE                10430.000
Pacific Cap. Bancorp           COM              69404P101      424 15078.000SH       SOLE                15078.000
Paychex Inc.                   COM              704326107     4746 97600.000SH       SOLE                97600.000
Pfizer                         COM              717081103      787 17108.908SH       SOLE                17108.908
Previo Inc.                    COM              74138B105       64 19000.000SH       SOLE                19000.000
Qualcomm                       COM              747525103     8552 104055.000SH      SOLE               104055.000
Quintiles Trans                COM              748767100      260 12425.000SH       SOLE                12425.000
SBC Communications             COM              78387G103      353 7400.000 SH       SOLE                 7400.000
Safeway                        COM              786514208     5499 87985.000SH       SOLE                87985.000
Solectron Corp.                COM              834182107     3664 108089.000SH      SOLE               108089.000
Staples Inc.                   COM              855030102     1373 116227.000SH      SOLE               116227.000
Stryker Corporation            COM              863667101     6124 121060.000SH      SOLE               121060.000
Sungard Data Sys               COM              867363103     4535 96235.000SH       SOLE                96235.000
Symbol Technologies            COM              871508107     3410 94726.000SH       SOLE                94726.000
Teleflex                       COM              879369106     3853 87190.000SH       SOLE                87190.000
Tiffany & Co.                  COM              886547108     4175 132015.000SH      SOLE               132015.000
Tyco International Ltd.        COM              902124106      343 6186.000 SH       SOLE                 6186.000
Verizon                        COM              92343V104      274 5475.001 SH       SOLE                 5475.001
Wal-Mart Stores                COM              931142103      481 9050.000 SH       SOLE                 9050.000
Walgreen Company               COM              931422109     5391 128929.000SH      SOLE               128929.000
Wells Fargo                    COM              949746101     5732 102930.000SH      SOLE               102930.000
WorldCom Inc.                  COM              98157D106     1183 84124.000SH       SOLE                84124.000
Xilinx Inc.                    COM              983919101     1210 26235.000SH       SOLE                26235.000
You Bet.com Inc.               COM              987413101       10 10000.000SH       SOLE                10000.000
Zebra Tech                     COM              989207105     3708 90890.000SH       SOLE                90890.000
Franklin CA Tax-Free                            352518104       74 10352.730000SH    SOLE             10352.730000
Lord Abbet High Yield Fund Cl                   54400N102      235 27425.169000SH    SOLE             27425.169000